Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal			$ 572	$ 545	$ 592
State and other			108	136	134
Subtotal			680	681	726
Deferred:
Federal			80	160	(154)
State and other			20	27	(5)
Subtotal			100	187	(159)
Provision for income taxes			780	868	567
Deferred tax assets:
Pension and other postretirement liabilities			707	714
Tobacco settlement accruals			1,006	1,031
Other accrued liabilities			81	70
Other noncurrent liabilities			154	141
Subtotal			1,948	1,956
Less: Valuation Allowance			(33)
Deferred tax asset			1,915	1,956
Deferred tax liabilities:
LIFO inventories			(162)	(200)
Property and equipment			(239)	(218)
Trademarks and other intangibles			(950)	(978)
Other			(130)	(132)
Total deferred tax liabilities			(1,481)	(1,528)
Net deferred tax asset			434	428
Current and noncurrent components of deferred tax assets (liabilities)
Current deferred tax assets			945	946
Noncurrent deferred tax liabilities			(511)	(518)
Net deferred tax asset			434	428
Pre-tax income for domestic and foreign operations
Domestic (includes U.S. exports)			2,157	2,204	1,495
Foreign			29	1	27
Income from continuing operations before income taxes			2,186	2,205	1,522
Differences between the provision for income taxes from continuing operations and income taxes
Income taxes computed at statutory U.S. federal income tax rates			765	771	533
State and local income taxes, net of federal tax benefits			96	101	80
Domestic manufacturing deduction			(60)	(54)	(41)
Other items, net			(21)	50	(5)
Provision for income taxes from continuing operations			780	868	567
Effective tax rate			35.70%	39.40%	37.30%
Reconciliation of the unrecognized gross tax benefits
Balance at beginning of year	127	94	127	94	97
Gross increases related to current period tax positions			6	37	6
Gross increases related to tax positions in prior periods			1	4	3
Gross decreases related to tax positions in prior periods			(1)	(1)	(4)
Gross increase (decreases) related to audit settlements paid			1	(4)	(3)
Gross decreases related to lapse of applicable statute of limitations	(22)		(6)	(3)	(5)
Balance at end of year			128	127	94
Income Taxes (Textual) [Abstract]
Federal capital loss carryforward			95
Valuation allowance			33
Decrease in tax attributable	22		6	3	5
Health care reform expense		27
Undistributed foreign earnings			445
Accumulated and undistributed foreign earnings invested overseas			68
Planned overseas investment of undistributed foreign earnings			15
Recorded deferred income taxes			129
Accumulated earnings in excess of its historical and planned overseas investments			362
Deferred tax benefits included in accumulated other comprehensive loss for retirement benefits			268	173
Other comprehensive income unrealized holding gain loss on long term investments arising during period tax			19
Unrealized gain/loss on long-term investments			(6)	13	2
Gross accruals for unrecognized income tax benefits, including interest and penalties, reflected in other noncurrent liabilities			165	193
Interest and penalties accrued by RAI related to accruals for income taxes reflected in income tax expense			28	57
Unrecognized tax benefits, income tax penalties accrued			10	9
Unrecognized tax benefits including interest and penalties			110
Income tax examination assessment			37
Significant change in unrecognized tax benefits is reasonably possible, estimated rate of change			$ 12